SunAmerica Asset Management, LLC Harborside 5 185 Hudson Street, Suite 3300 Jersey City NJ 07311 (551) 235-3560 Edward.Gizzi @AIG.com Edward Gizzi Associate General Counsel

May 4, 2022

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	SunAmerica Series Trust (the “Registrant”)

  Registration File Nos. 033-52742 and 811-07238

Ladies and Gentlemen:

On behalf of the Registrant, and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has elected to file the certifications set out below in lieu of electronically filing definitive copies of the prospectuses contained in the most recent amendment to its registration statement on Form N-1A (the “Amendment”), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

The Registrant hereby certifies that:

1)

the forms of prospectus that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment; and

2)

the Amendment, which is designated as Post-Effective Amendment No. 128 under the 1933 Act and Amendment No. 129 under the Investment Company Act of 1940, as amended, was filed electronically on April 26, 2022. Post-Effective Amendment No. 128 became effective on April 29, 2022 pursuant Rule 485(b) under the 1933 Act.

Should you have any comments or questions, please contact the undersigned at (551) 235-3560.

Very truly yours,

/s/ Edward Gizzi
Edward Gizzi